   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 13, 2001

                                             1933 ACT REGISTRATION NO. 333-52194
                                             1940 ACT REGISTRATION NO. 811-08559
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 2 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                    LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                            VARIABLE LIFE ACCOUNT M

                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                              (NAME OF DEPOSITOR)

               120 Madison Street, Suite 1700, Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (888) 223-1860

         Robert O. Sheppard, Esquire                            COPY TO:
  Lincoln Life & Annuity Company of New York             Jeremy Sachs, Esquire
        120 Madison Street, Suite 1700            The Lincoln National Life Insurance
              Syracuse NY 13202                                 Company
   (NAME AND ADDRESS OF AGENT FOR SERVICE)                 350 Church Street
                                                           Hartford, CT 06103

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                 As soon as practicable after effective date of
              Registration Statement, and continuously thereafter.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant, for the fiscal year ending December 31, 2000 was filed March 22, 2001.

    It is proposed that this filing will become effective:
    / / immediately on filing pursuant to Rule 485(b)

    /X/ on November 13, 2001, pursuant to Rule 485(b)

    / / 60 days after filing pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page; Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            LLANY, the Separate Account and the General
                               Account

  6(a)                         LLANY, the Separate Account and the General
                               Account

  6(b)                         *

  9                            *

  10(a)-(c)                    Right-to-Examine Period; Surrenders; Accumulation
                               Value; Reports to Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrender of the Policy; Allocation of Net
                               Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges; Fees

  14                           The Policy

  15                           Premium Payments; Transfers

  16                           LLANY, the Separate Account and the General
                               Account

  17                           Surrender of the Policy

  18                           LLANY, the Separate Account and the General
                               Account

  19                           Reports to Policy Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           LLANY, the Separate Account and the General
                               Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           LLANY, the Separate Account and the General
                               Account

  26                           Fund Participation Agreements

  27                           LLANY, the Separate Account and the General
                               Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of LLANY

  29                           LLANY, the Separate Account and the General
                               Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrender of the Policy

  47                           LLANY, the Separate Account and the General
                               Account; Surrender of the Policy, Transfers

  48                           *

  49                           *

  50                           LLANY, the Separate Account and the General
                               Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                          SUPPLEMENT FOR PROSPECTUS 1

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                       SUPPLEMENT DATED NOVEMBER 13, 2001
                     TO THE PROSPECTUSES DATED MAY 11, 2001
                         WHICH DESCRIBES LINCOLN VULDB

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices To Be Made":

You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may have tax consequences to you. See page 34.

2. The following is added to the HIGHLIGHTS section, on page 5, "Charges and Fees" sub-section immediately after the paragraph beginning "Surrender Charges...":

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal. Upon issue, there is a one-time administrative charge of not more than $250 for this Rider. See page 33.

3. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 26.

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

4. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 31:

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

5. The following is added to the end of the "Riders" sub-section of OTHER POLICY PROVISIONS on page 34.

ESTATE TAX REPEAL RIDER

This Rider, if desired, may be added to Policies approved for issue on July 30, 2001, or later, subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of
1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of:

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

6. The following replaces the final paragraph under the EXPERTS section on page 43.

Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

7. The following sentence is added to the introductory disclosure for the Prospectus APPENDIX 4 entitled, ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS:

The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.

8. Based on the timing of this Supplement the following Financial Statements are added to the Prospectus:

Lincoln Life & Annuity Flexible Premium Variable Life Account M: as of June 30, 2001 -- unaudited

Lincoln Life & Annuity Company of New York: as of June 30, 2001 -- unaudited

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                          (JUNE 30, 2001 - (UNAUDITED)

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2001 (UNAUDITED)

                                       AIM V.I.      AIM V.I.                   AIM V.I.                     AFIS
                                       CAPITAL       DIVERSIFIED  AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH
                                       APPRECIATION  INCOME       GROWTH        EQUITY         VALUE         CLASS 2
                           COMBINED    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $2,298,432  $        --   $       --   $         --  $         --   $         --  $      --
 - Investments at Market
   - Unaffiliated (Cost
   $6,791,818)              5,774,036      249,214      151,683        577,800         7,134      1,112,604     86,637
                           ----------  -----------   ----------   ------------  ------------   ------------  ---------
-------------------------
TOTAL ASSETS                8,072,468      249,214      151,683        577,800         7,134      1,112,604     86,637
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York            344           11            7             25            --             48          4
                           ----------  -----------   ----------   ------------  ------------   ------------  ---------
-------------------------
NET ASSETS                 $8,072,124  $   249,203   $  151,676   $    577,775  $      7,134   $  1,112,556  $  86,633
                           ==========  ===========   ==========   ============  ============   ============  =========
-------------------------
PERCENT OF NET ASSETS          100.00%        3.09%        1.88%          7.17%         0.09%         13.79%      1.07%
                           ==========  ===========   ==========   ============  ============   ============  =========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                               24,257.745   15,310.596     62,439.170            --     69,727.488         --
  - Unit value                         $    10.273   $    9.906   $      7.251  $         --   $      9.396  $      --
                                       -----------   ----------   ------------  ------------   ------------  ---------
                                           249,203      151,676        452,737            --        655,148         --
VUL-CV Policies:
  - Units in accumulation
   period                                       --           --     24,170.988       917.130     59,423.718  11,179.904
  - Unit value                         $        --   $       --   $      5.135  $      6.780   $      7.682  $   7.666
                                       -----------   ----------   ------------  ------------   ------------  ---------
                                                --           --        124,115         6,218        456,492     85,710
VUL-DB Policies:
  - Units in accumulation
   period                                       --           --         94.403        94.403         94.402     94.404
  - Unit value                         $        --   $       --   $      9.780  $      9.701   $      9.704  $   9.781
                                       -----------   ----------   ------------  ------------   ------------  ---------
                                                --           --            923           916            916        923
-------------------------
NET ASSETS                             $   249,203   $  151,676   $    577,775  $      7,134   $  1,112,556  $  86,633
                                       ===========   ==========   ============  ============   ============  =========
-------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                           AFIS          AFIS        BARON         DUETSCHE      DEUTSCHE
                           GROWTH-       GLOBAL      CAPITAL       VIT           VIT          DEUTSCHE
                           INCOME        SMALL CAP   ASSET         EAFE          EQUITY 500   SMALL CAP        DGPF
                           CLASS 2       CLASS 2     12B1          EQUITY INDEX  INDEX        INDEX            HIGH YIELD
                           SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $         --  $      --   $         --  $        --   $        --  $            --  $        9,093
 - Investments at Market
   - Unaffiliated (Cost
   $6,791,818)                  143,317     15,412         32,481        1,748       541,964           80,827              --
                           ------------  ---------   ------------  -----------   -----------  ---------------  ---------------
-------------------------
TOTAL ASSETS                    143,317     15,412         32,481        1,748       541,964           80,827           9,093
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                6          1              1           --            24                3              --
                           ------------  ---------   ------------  -----------   -----------  ---------------  ---------------
-------------------------
NET ASSETS                 $    143,311  $  15,411   $     32,480  $     1,748   $   541,940  $        80,824  $        9,093
                           ============  =========   ============  ===========   ===========  ===============  ===============
-------------------------
PERCENT OF NET ASSETS              1.78%      0.19%          0.40%        0.02%         6.72%            1.00%           0.11%
                           ============  =========   ============  ===========   ===========  ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                            --         --             --           --    54,803.734               --              --
  - Unit value             $         --  $      --   $         --  $        --   $     9.207  $            --  $           --
                           ------------  ---------   ------------  -----------   -----------  ---------------  ---------------
                                     --         --             --           --       504,583               --              --
VUL-CV Policies:
  - Units in accumulation
   period                    13,547.541  1,955.135      3,088.691      117.548     4,518.462        8,439.639         972.571
  - Unit value             $     10.509  $   7.402   $     10.188  $     7.443   $     8.064  $         9.459  $        8.411
                           ------------  ---------   ------------  -----------   -----------  ---------------  ---------------
                                142,368     14,471         31,468          875        36,436           79,837           8,181
VUL-DB Policies:
  - Units in accumulation
   period                        94.403     94.403         94.403       94.403        94.404           94.403          94.403
  - Unit value             $      9.992  $   9.956   $     10.720  $     9.245   $     9.760  $        10.458  $        9.664
                           ------------  ---------   ------------  -----------   -----------  ---------------  ---------------
                                    943        940          1,012          873           921              987             912
-------------------------
NET ASSETS                 $    143,311  $  15,411   $     32,480  $     1,748   $   541,940  $        80,824  $        9,093
                           ============  =========   ============  ===========   ===========  ===============  ===============
-------------------------


                           DGPF
                           DEVON
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $     1,561
 - Investments at Market
   - Unaffiliated (Cost
   $6,791,818)                      --
                           -----------
-------------------------
TOTAL ASSETS                     1,561
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York              --
                           -----------
-------------------------
NET ASSETS                 $     1,561
                           ===========
-------------------------
PERCENT OF NET ASSETS             0.02%
                           ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                           --
  - Unit value             $        --
                           -----------
                                    --
VUL-CV Policies:
  - Units in accumulation
   period                       79.234
  - Unit value             $     8.201
                           -----------
                                   650
VUL-DB Policies:
  - Units in accumulation
   period                       94.403
  - Unit value             $     9.645
                           -----------
                                   911
-------------------------
NET ASSETS                 $     1,561
                           ===========
-------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                               FIDELITY       FIDELITY       FIDELITY
                           DGPF                    DGPF                        VIP            VIP            VIP HIGH
                           EMERGING    DGPF        SMALL CAP   DGPF            EQUITY-        GROWTH         INCOME
                           MARKETS     REIT        VALUE       TREND           INCOME         SERVICE CLASS  SERVICE CLASS
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $  25,894   $  31,065   $ 107,309   $      311,800  $          --    $      --      $      --
 - Investments at Market
   - Unaffiliated (Cost
   $6,791,818)                    --          --          --               --        344,742       26,737         11,323
                           ---------   ---------   ---------   --------------  -------------    ---------      ---------
-------------------------
TOTAL ASSETS                  25,894      31,065     107,309          311,800        344,742       26,737         11,323
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York             1           1           5               13             15            1             --
                           ---------   ---------   ---------   --------------  -------------    ---------      ---------
-------------------------
NET ASSETS                 $  25,893   $  31,064   $ 107,304   $      311,787  $     344,727    $  26,736      $  11,323
                           =========   =========   =========   ==============  =============    =========      =========
-------------------------
PERCENT OF NET ASSETS           0.32%       0.38%       1.33%            3.86%          4.27%        0.33%          0.14%
                           =========   =========   =========   ==============  =============    =========      =========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                  2,007.695          --   7,270.753       14,182.645     33,773.718           --             --
  - Unit value             $  10.270   $      --   $  12.049   $       13.136  $      10.207    $      --      $      --
                           ---------   ---------   ---------   --------------  -------------    ---------      ---------
                              20,620          --      87,606          186,303        344,727           --             --
VUL-CV Policies:
  - Units in accumulation
   period                    465.078   2,597.444   1,597.870       18,763.552             --    3,580.991      1,363.336
  - Unit value             $   9.225   $  11.568   $  11.717   $        6.634  $          --    $   7.209      $   7.653
                           ---------   ---------   ---------   --------------  -------------    ---------      ---------
                               4,290      30,048      18,723          124,482             --       25,817         10,434
VUL-DB Policies:
  - Units in accumulation
   period                     94.403      94.401      94.403           94.403             --       94.403         94.402
  - Unit value             $  10.416   $  10.760   $  10.330   $       10.609  $          --    $   9.731      $   9.413
                           ---------   ---------   ---------   --------------  -------------    ---------      ---------
                                 983       1,016         975            1,002             --          919            889
-------------------------
NET ASSETS                 $  25,893   $  31,064   $ 107,304   $      311,787  $     344,727    $  26,736      $  11,323
                           =========   =========   =========   ==============  =============    =========      =========
-------------------------


                           FIDELITY
                           VIP II ASSET
                           MANAGER
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $         --
 - Investments at Market
   - Unaffiliated (Cost
   $6,791,818)                  123,099
                           ------------
-------------------------
TOTAL ASSETS                    123,099
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                5
                           ------------
-------------------------
NET ASSETS                 $    123,094
                           ============
-------------------------
PERCENT OF NET ASSETS              1.52%
                           ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                    12,490.127
  - Unit value             $      9.855
                           ------------
                                123,094
VUL-CV Policies:
  - Units in accumulation
   period                            --
  - Unit value             $         --
                           ------------
                                     --
VUL-DB Policies:
  - Units in accumulation
   period                            --
  - Unit value             $         --
                           ------------
                                     --
-------------------------
NET ASSETS                 $    123,094
                           ============
-------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                                       JANUS
                                                        FIDELITY                       JANUS           ASPEN
                           FIDELITY       FIDELITY      VIP III        JANUS           ASPEN           SERIES
                           VIP II         VIP II        GROWTH         ASPEN           SERIES          GLOBAL
                           CONTRAFUND     INVESTMENT    OPPORTUNITIES  SERIES          WORLDWIDE       TECHNOLOGY     LN
                           SERVICE CLASS  GRADE BOND    SERVICE CLASS  BALANCED        GROWTH          SERVICE CLASS  BOND
                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $         --   $         --  $         --   $           --  $           --   $        --   $    228,422
 - Investments at
   Market - Unaffiliated
   (Cost $6,791,818)            211,933        190,935        12,000          176,082         146,804        63,226             --
                           ------------   ------------  ------------   --------------  --------------   -----------   ------------
-------------------------
TOTAL ASSETS                    211,933        190,935        12,000          176,082         146,804        63,226        228,422
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                9              8             1                7               6             3              9
                           ------------   ------------  ------------   --------------  --------------   -----------   ------------
-------------------------
NET ASSETS                 $    211,924   $    190,927  $     11,999   $      176,075  $      146,798   $    63,223   $    228,413
                           ============   ============  ============   ==============  ==============   ===========   ============
-------------------------
PERCENT OF NET ASSETS              2.63%          2.37%         0.15%            2.18%           1.82%         0.78%          2.83%
                           ============   ============  ============   ==============  ==============   ===========   ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                            --     16,853.103            --               --              --            --             --
  - Unit value             $         --   $     11.329  $         --   $           --  $           --   $        --   $         --
                           ------------   ------------  ------------   --------------  --------------   -----------   ------------
                                     --        190,927            --               --              --            --             --
VUL-CV Policies:
  - Units in accumulation
   period                    25,923.874             --     1,479.072       19,298.065      21,443.014    13,522.148     21,055.918
  - Unit value             $      8.139   $         --  $      7.481   $        9.076  $        6.804   $     4.630   $     10.803
                           ------------   ------------  ------------   --------------  --------------   -----------   ------------
                                210,990             --        11,065          175,146         145,902        62,614        227,470
VUL-DB Policies:
  - Units in accumulation
   period                        94.404             --        94.403           94.403          94.402        67.432         94.403
  - Unit value             $      9.892   $         --  $      9.896   $        9.837  $        9.487   $     9.037   $      9.991
                           ------------   ------------  ------------   --------------  --------------   -----------   ------------
                                    934             --           934              929             896           609            943
-------------------------
NET ASSETS                 $    211,924   $    190,927  $     11,999   $      176,075  $      146,798   $    63,223   $    228,413
                           ============   ============  ============   ==============  ==============   ===========   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)              $   2,018
 - Investments at
   Market - Unaffiliated
   (Cost $6,791,818)               --
                            ---------
-------------------------
TOTAL ASSETS                    2,018
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York             --
                            ---------
-------------------------
NET ASSETS                  $   2,018
                            =========
-------------------------
PERCENT OF NET ASSETS            0.02%
                            =========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                          --
  - Unit value              $      --
                            ---------
                                   --
VUL-CV Policies:
  - Units in accumulation
   period                     166.888
  - Unit value              $   6.729
                            ---------
                                1,124
VUL-DB Policies:
  - Units in accumulation
   period                      94.402
  - Unit value              $   9.472
                            ---------
                                  894
-------------------------
NET ASSETS                  $   2,018
                            =========
-------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                        LN
                           LN           GLOBAL        LN            LN           MFS            MFS
                           EQUITY-      ASSET         MONEY         SOCIAL       EMERGING       TOTAL        MFS
                           INCOME       ALLOCATION    MARKET        AWARENESS    GROWTH         RETURN       UTILITIES
                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $    5,335   $     2,456   $  1,566,368  $    7,111   $          --  $        --  $        --
 - Investments at Market
   - Unaffiliated (Cost
   $6,791,818)                     --            --             --          --         412,796      101,892      307,093
                           -----------  ------------  ------------  -----------  -------------  -----------  -----------
-------------------------
TOTAL ASSETS                    5,335         2,456      1,566,368       7,111         412,796      101,892      307,093
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York             --            --             67          --              18            5           13
                           -----------  ------------  ------------  -----------  -------------  -----------  -----------
-------------------------
NET ASSETS                 $    5,335   $     2,456   $  1,566,301  $    7,111   $     412,778  $   101,887  $   307,080
                           ===========  ============  ============  ===========  =============  ===========  ===========
-------------------------
PERCENT OF NET ASSETS            0.07%         0.03%         19.41%       0.09%           5.11%        1.26%        3.80%
                           ===========  ============  ============  ===========  =============  ===========  ===========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                          --            --     87,271.724          --      28,936.742    3,601.262   17,821.776
  - Unit value             $       --   $        --   $     11.006  $       --   $      10.068  $    11.297  $    11.573
                           -----------  ------------  ------------  -----------  -------------  -----------  -----------
                                   --            --        960,399          --         291,342       40,682      206,251
VUL-CV Policies:
  - Units in accumulation
   period                     432.723       173.075     58,008.552     755.025      20,934.720    5,688.284   11,605.798
  - Unit value             $   10.181   $     8.807   $     10.412  $    8.187   $       5.757  $    10.595  $     8.613
                           -----------  ------------  ------------  -----------  -------------  -----------  -----------
                                4,406         1,525        603,802       6,182         120,523       60,270       99,961
VUL-DB Policies:
  - Units in accumulation
   period                      94.403        94.403        208.961      94.403          94.402       94.403       94.403
  - Unit value             $    9.842   $     9.862   $     10.047  $    9.842   $       9.676  $     9.903  $     9.196
                           -----------  ------------  ------------  -----------  -------------  -----------  -----------
                                  929           931          2,100         929             913          935          868
-------------------------
NET ASSETS                 $    5,335   $     2,456   $  1,566,301  $    7,111   $     412,778  $   101,887  $   307,080
                           ===========  ============  ============  ===========  =============  ===========  ===========
-------------------------


                           NB AMT
                           MID-CAP
                           GROWTH
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $         --
 - Investments at Market
   - Unaffiliated (Cost
   $6,791,818)                  147,266
                           ------------
-------------------------
TOTAL ASSETS                    147,266
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York                6
                           ------------
-------------------------
NET ASSETS                 $    147,260
                           ============
-------------------------
PERCENT OF NET ASSETS              1.82%
                           ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                            --
  - Unit value             $         --
                           ------------
                                     --
VUL-CV Policies:
  - Units in accumulation
   period                    22,944.384
  - Unit value             $      6.376
                           ------------
                                146,308
VUL-DB Policies:
  - Units in accumulation
   period                        94.402
  - Unit value             $     10.081
                           ------------
                                    952
-------------------------
NET ASSETS                 $    147,260
                           ============
-------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                                 FTVIPT
                                       OCC                         FTVIPT         FTVIPT         TEMPLETON      FTVIPT
                                       ACCUMULATION  OCC           TEMPLETON      TEMPLETON      INTERNATIONAL  TEMPLETON
                           NB AMT      GLOBAL        ACCUMULATION  ASSET          INTERNATIONAL  SECURITIES     GROWTH
                           PARTNERS    EQUITY        MANAGED       STRATEGY       SECURITIES     CLASS 2        SECURITIES
                           SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $      --   $        --   $        --   $          --  $         --   $         --   $      --
 - Investments at
   Market - Unaffiliated
   (Cost $6,791,818)          31,152        85,659        50,159          22,854       185,939         29,461      64,403
                           ---------   ------------  -----------   -------------  ------------   ------------   ---------
-------------------------
TOTAL ASSETS                  31,152        85,659        50,159          22,854       185,939         29,461      64,403
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York             1             4             2               1             8              1           3
                           ---------   ------------  -----------   -------------  ------------   ------------   ---------
-------------------------
NET ASSETS                 $  31,151   $    85,655   $    50,157   $      22,853  $    185,931   $     29,460   $  64,400
                           =========   ============  ===========   =============  ============   ============   =========
-------------------------
PERCENT OF NET ASSETS           0.39%         1.06%         0.62%           0.28%         2.30%          0.36%       0.80%
                           =========   ============  ===========   =============  ============   ============   =========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                         --     7,911.534     4,733.301       2,220.627    18,629.490             --   5,256.717
  - Unit value             $      --   $    10.827   $    10.596   $      10.291  $      9.980   $         --   $  12.251
                           ---------   ------------  -----------   -------------  ------------   ------------   ---------
                                  --        85,655        50,157          22,853       185,931             --      64,400
VUL-CV Policies:
  - Units in accumulation
   period                  3,189.019            --            --              --            --      3,244.485          --
  - Unit value             $   9.475   $        --   $        --   $          --  $         --   $      8.798   $      --
                           ---------   ------------  -----------   -------------  ------------   ------------   ---------
                              30,216            --            --              --            --         28,547          --
VUL-DB Policies:
  - Units in accumulation
   period                     94.402            --            --              --            --         94.402          --
  - Unit value             $   9.905   $        --   $        --   $          --  $         --   $      9.676   $      --
                           ---------   ------------  -----------   -------------  ------------   ------------   ---------
                                 935            --            --              --            --            913          --
-------------------------
NET ASSETS                 $  31,151   $    85,655   $    50,157   $      22,853  $    185,931   $     29,460   $  64,400
                           =========   ============  ===========   =============  ============   ============   =========
-------------------------

                           FTVIPT
                           TEMPLETON
                           GROWTH
                           SECURITIES
                           CLASS 2
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $2,302,547)             $      --
 - Investments at
   Market - Unaffiliated
   (Cost $6,791,818)          27,660
                           ---------
-------------------------
TOTAL ASSETS                  27,660
 - Liability - Payable to
   Lincoln Life & Annuity
   Company of New York             1
                           ---------
-------------------------
NET ASSETS                 $  27,659
                           =========
-------------------------
PERCENT OF NET ASSETS           0.34%
                           =========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
  - Units in accumulation
   period                         --
  - Unit value             $      --
                           ---------
                                  --
VUL-CV Policies:
  - Units in accumulation
   period                  2,649.464
  - Unit value             $  10.086
                           ---------
                              26,722
VUL-DB Policies:
  - Units in accumulation
   period                     94.403
  - Unit value             $   9.921
                           ---------
                                 937
-------------------------
NET ASSETS                 $  27,659
                           =========
-------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                AIM V.I.        AIM V.I.                    AIM V.I.                   AFIS
                                                CAPITAL         DIVERSIFIED     AIM V.I.    INTERNATIONAL  AIM V.I.    GROWTH
                                                APPRECIATION    INCOME          GROWTH      EQUITY         VALUE       CLASS 2
                              COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends                  $        256,365  $         --    $        --     $      --   $         --   $      --   $   22,279
 - Mortality and expense
   guarantees
    VUL I                              (17,603)         (969)          (461)       (1,819)            --      (2,476)          --
    VUL-CV                              (8,158)           --             --          (349)           (13)     (1,096)        (214)
    VUL-DB                                 (37)           --             --            (1)            (1)         (1)          (1)
                              ----------------  --------------  --------------  ---------   ------------   ----------  ----------
NET INVESTMENT INCOME (LOSS)           230,567          (969)          (461)       (2,169)           (14)     (3,573)      22,064
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 - Net realized gain (loss)
   on investments                      (63,761)       (5,631)          (190)      (14,969)          (124)    (10,073)        (587)
 - Net change in unrealized
   appreciation or
   depreciation on
   investments                        (558,408)      (35,170)         1,445      (151,590)          (322)    (18,758)     (26,846)
                              ----------------  --------------  --------------  ---------   ------------   ----------  ----------
----------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (622,169)      (40,801)         1,255      (166,559)          (446)    (28,831)     (27,433)
                              ----------------  --------------  --------------  ---------   ------------   ----------  ----------
----------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS
   RESULTING FROM OPERATIONS  $       (391,602) $    (41,770)   $       794     $(168,728)  $       (460)  $ (32,404)  $   (5,369)
                              ================  ==============  ==============  =========   ============   ==========  ==========
----------------------------

                                AFIS        AFIS        BARON       DEUTSCHE      DEUTSCHE
                                GROWTH-     GLOBAL      CAPITAL     VIT           VIT         DEUTSCHE
                                INCOME      SMALL CAP   ASSET       EAFE          EQUITY 500  SMALL CAP   DGPF        DGPF
                                CLASS 2     CLASS 2     12B1        EQUITY INDEX  INDEX       INDEX       HIGH YIELD  DEVON
                                SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
 - Dividends                    $  17,642   $  1,091    $   143     $    --       $      --   $     --    $    496    $        5
 - Mortality and expense
   guarantees
    VUL I                              --         --         --          --          (1,840)        --          --            --
    VUL-CV                           (402)       (31)       (86)         (3)           (117)      (143)        (25)           (3)
    VUL-DB                             (1)        (1)        (1)         (1)             (1)        (1)         (1)           (1)
                                ----------  ----------  ----------  ------------  ----------  ----------  ----------  ----------
NET INVESTMENT INCOME (LOSS)       17,239      1,059         56          (4)         (1,958)      (144)        470             1
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                        324        (91)        26         (27)         (4,336)       455          (8)          (12)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (13,109)    (1,366)     2,753        (190)        (30,694)    11,774        (996)          (58)
                                ----------  ----------  ----------  ------------  ----------  ----------  ----------  ----------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS     (12,785)    (1,457)     2,779        (217)        (35,030)    12,229      (1,004)          (70)
                                ----------  ----------  ----------  ------------  ----------  ----------  ----------  ----------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $   4,454   $   (398)   $ 2,835     $  (221)      $ (36,988)  $ 12,085    $   (534)   $      (69)
                                ==========  ==========  ==========  ============  ==========  ==========  ==========  ==========
------------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                              FIDELITY    FIDELITY
                                DGPF                          DGPF                            VIP         VIP
                                EMERGING    DGPF              SMALL CAP       DGPF            EQUITY-     GROWTH
                                MARKETS     REIT              VALUE           TREND           INCOME      SERVICE CLASS
                                SUBACCOUNT  SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
 - Dividends                    $    80     $         594     $       753     $         --     $ 20,771   $      1,077
 - Mortality and expense
   guarantees
    VUL I                           (70)               --            (273)            (648)      (1,333)            --
    VUL-CV                           (5)              (83)            (25)            (243)          --            (52)
    VUL-DB                           (1)               (1)             (1)              (1)          --             (1)
                                ----------  ----------------  --------------  --------------   --------   ------------
NET INVESTMENT INCOME (LOSS)          4               510             454             (892)      19,438          1,024
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                     (513)               37           1,138           (3,147)         185         (3,863)
 - Net change in unrealized
   appreciation or
   depreciation on investments    2,691             2,022           4,263           10,821      (24,172)          (768)
                                ----------  ----------------  --------------  --------------   --------   ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS     2,178             2,059           5,401            7,674      (23,987)        (4,631)
                                ----------  ----------------  --------------  --------------   --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $ 2,182     $       2,569     $     5,855     $      6,782     $ (4,549)  $     (3,607)
                                ==========  ================  ==============  ==============   ========   ============
------------------------------

                                FIDELITY
                                VIP            FIDELITY VIP II
                                HIGH INCOME    ASSET
                                SERVICE CLASS  MANAGER
                                SUBACCOUNT     SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
 - Dividends                     $       276   $         5,091
 - Mortality and expense
   guarantees
    VUL I                                 --              (375)
    VUL-CV                               (14)               --
    VUL-DB                                (1)               --
                                 -----------   ---------------
NET INVESTMENT INCOME (LOSS)             261             4,716
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                          (180)             (925)
 - Net change in unrealized
   appreciation or
   depreciation on investments          (729)           (8,042)
                                 -----------   ---------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS           (909)           (8,967)
                                 -----------   ---------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS     $      (648)  $        (4,251)
                                 ===========   ===============
------------------------------

                                                                  FIDELITY VIP III               JANUS ASPEN  JANUS ASPEN
                                FIDELITY VIP II  FIDELITY VIP II  GROWTH            JANUS ASPEN  SERIES       SERIES GLOBAL
                                CONTRAFUND       INVESTMENT       OPPORTUNITIES     SERIES       WORLDWIDE    TECHNOLOGY
                                SERVICE CLASS    GRADE BOND       SERVICE CLASS     BALANCED     GROWTH       SERVICE CLASS
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
 - Dividends                    $      599       $     8,183      $       8         $ 2,257      $     322    $       391
 - Mortality and expense
   guarantees
    VUL I                               --              (619)            --              --             --             --
    VUL-CV                            (425)               --            (31)           (390)          (407)          (198)
    VUL-DB                              (1)               --             (1)             (1)            (1)            (1)
                                ---------------  ---------------  ----------------  -----------  -----------  -------------
NET INVESTMENT INCOME (LOSS)           173             7,564            (24)          1,866            (86)           192
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                         283               620            (76)             74         (4,162)        (1,159)
 - Net change in unrealized
   appreciation or
   depreciation on investments       5,826            (3,422)          (356)           (399)        (9,712)       (14,409)
                                ---------------  ---------------  ----------------  -----------  -----------  -------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS        6,109            (2,802)          (432)           (325)       (13,874)       (15,568)
                                ---------------  ---------------  ----------------  -----------  -----------  -------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    6,282       $     4,762      $    (456)        $ 1,541      $ (13,960)   $   (15,376)
                                ===============  ===============  ================  ===========  ===========  =============
------------------------------


                                            LN
                                LN          CAPITAL
                                BOND        APPRECIATION
                                SUBACCOUNT  SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
 - Dividends                    $ 1,026     $        177
 - Mortality and expense
   guarantees
    VUL I                            --               --
    VUL-CV                         (443)              (5)
    VUL-DB                           (1)              (1)
                                ----------  ------------
NET INVESTMENT INCOME (LOSS)        582              171
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 - Net realized gain (loss) on
   investments                       21              (51)
 - Net change in unrealized
   appreciation or
   depreciation on investments      162             (333)
                                ----------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS       183             (384)
                                ----------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $   765     $       (213)
                                ==========  ============
------------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                           LN          LN                LN              LN              MFS         MFS
                           EQUITY-     GLOBAL ASSET      MONEY           SOCIAL          EMERGING    TOTAL         MFS
                           INCOME      ALLOCATION        MARKET          AWARENESS       GROWTH      RETURN        UTILITIES
                           SUBACCOUNT  SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $   225     $        194      $     32,450    $      1,098    $  24,863   $    4,395    $  35,194
 - Mortality and expense
   guarantees
    VUL I                       --               --            (3,050)             --       (1,131)        (158)        (853)
    VUL-CV                      (9)              (4)           (2,025)            (10)        (355)        (153)        (311)
    VUL-DB                      (1)              (1)               (2)             (1)          (1)          (1)          (1)
                           ----------  ----------------  --------------  --------------  ---------   ------------  ----------
NET INVESTMENT INCOME
   (LOSS)                      215              189            27,373           1,087       23,376        4,083       34,029
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain
   (loss) on investments         1              (13)               --             (61)     (12,000)         418       (3,221)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                (317)            (204)               --          (1,051)    (107,693)      (4,560)     (64,080)
                           ----------  ----------------  --------------  --------------  ---------   ------------  ----------
-------------------------
NET REALIZED AND
   UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                (316)            (217)               --          (1,112)    (119,693)      (4,142)     (67,301)
                           ----------  ----------------  --------------  --------------  ---------   ------------  ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $  (101)    $        (28)     $     27,373    $        (25)   $ (96,317)  $      (59)   $ (33,272)
                           ==========  ================  ==============  ==============  =========   ============  ==========
-------------------------

                           NB AMT
                           MID-CAP
                           GROWTH
                           SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $       --
 - Mortality and expense
   guarantees
    VUL I                          --
    VUL-CV                       (289)
    VUL-DB                         (1)
                           ----------
NET INVESTMENT INCOME
   (LOSS)                        (290)
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain
   (loss) on investments          149
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                 16,681
                           ----------
-------------------------
NET REALIZED AND
   UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                 16,830
                           ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $   16,540
                           ==========
-------------------------

                                                                                                        FTVIPT
                                       OCC                               FTVIPT          FTVIPT         TEMPLETON      FTVIPT
                                       ACCUMULATION      OCC             TEMPLETON       TEMPLETON      INTERNATIONAL  TEMPLETON
                           NB AMT      GLOBAL            ACCUMULATION    ASSET           INTERNATIONAL  SECURITIES     GROWTH
                           PARTNERS    EQUITY            MANAGED         STRATEGY        SECURITIES     CLASS 2        SECURITIES
                           SUBACCOUNT  SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $   512     $        809      $    1,174      $      2,187       $ 46,228    $      6,557   $  12,098
 - Mortality and expense
   guarantees
    VUL I                       --             (301)           (205)              (81)          (685)             --        (256)
    VUL-CV                     (50)              --              --                --             --             (67)         --
    VUL-DB                      (1)              --              --                --             --              (1)         --
                           ----------  ----------------  --------------  --------------     --------    ------------   ----------
NET INVESTMENT INCOME
   (LOSS)                      461              508             969             2,106         45,543           6,489      11,842
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain
   (loss) on investments       (47)            (891)            422              (139)        (1,479)            (65)        136
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                (945)          (6,389)         (1,426)           (3,296)       (59,726)         (8,294)    (12,194)
                           ----------  ----------------  --------------  --------------     --------    ------------   ----------
-------------------------
NET REALIZED AND
   UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                (992)          (7,280)         (1,004)           (3,435)       (61,205)         (8,359)    (12,058)
                           ----------  ----------------  --------------  --------------     --------    ------------   ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $  (531)    $     (6,772)     $      (35)     $     (1,329)      $(15,662)   $     (1,870)  $    (216)
                           ==========  ================  ==============  ==============     ========    ============   ==========
-------------------------

                           FTVIPT
                           TEMPLETON
                           GROWTH
                           SECURITIES
                           CLASS 2
                           SUBACCOUNT
-------------------------
SIX MONTHS ENDED JUNE 30,
   2001
NET INVESTMENT INCOME
   (LOSS):
 - Dividends               $    5,120
 - Mortality and expense
   guarantees
    VUL I                          --
    VUL-CV                        (82)
    VUL-DB                         (1)
                           ----------
NET INVESTMENT INCOME
   (LOSS)                       5,037
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
 - Net realized gain
   (loss) on investments          (10)
 - Net change in
   unrealized
   appreciation or
   depreciation on
   investments                 (5,230)
                           ----------
-------------------------
NET REALIZED AND
   UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                 (5,240)
                           ----------
-------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS              $     (203)
                           ==========
-------------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                   AIM V.I.      AIM V.I.                 AIM V.I.                   AFIS
                                   CAPITAL       DIVERSIFIED  AIM V.I.    INTERNATIONAL  AIM V.I.    GROWTH
                                   APPRECIATION  INCOME       GROWTH      EQUITY         VALUE       CLASS 2
                      COMBINED     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
NET ASSETS AT
   DECEMBER 31, 2000  $ 5,857,407  $   245,297   $  111,579   $ 588,722   $   1,770.00   $  732,006  $ 21,220.00
Changes From
   Operations:
  - Net investment
   income (loss)          230,567         (969)        (461)     (2,169)           (14)      (3,573)      22,064
  - Net realized
   gain (loss) on
   investments            (63,761)      (5,631)        (190)    (14,969)          (124)     (10,073)        (587)
  - Net change in
   unrealized
   appreciation or
   depreciation on
   investments           (558,408)     (35,170)       1,445    (151,590)          (322)     (18,758)     (26,846)
                      -----------  -----------   ----------   ----------  ------------   ----------  -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   OPERATIONS            (391,602)     (41,770)         794    (168,728)          (460)     (32,404)      (5,369)
--------------------
Change From Unit
   Transactions:
  - Participant
   purchases            4,701,217       68,634       55,332     216,201          6,419      552,339       78,945
  - Participant
   withdrawals         (2,094,898)     (22,958)     (16,029)    (58,420)          (595)    (139,385)      (8,163)
                      -----------  -----------   ----------   ----------  ------------   ----------  -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS    2,606,319       45,676       39,303     157,781          5,824      412,954       70,782
                      -----------  -----------   ----------   ----------  ------------   ----------  -----------
--------------------
TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS               2,214,717        3,906       40,097     (10,947)         5,364      380,550       65,413
                      -----------  -----------   ----------   ----------  ------------   ----------  -----------
--------------------
NET ASSETS AT JUNE
   30, 2001           $ 8,072,124  $   249,203   $  151,676   $ 577,775   $      7,134   $1,112,556  $    86,633
                      ===========  ===========   ==========   ==========  ============   ==========  ===========
--------------------

                      AFIS          AFIS        BARON
                      GROWTH-       GLOBAL      CAPITAL       DEUTSCHE      DEUTSCHE    DEUTSCHE    DGPF
                      INCOME        SMALL CAP   ASSET         VIT EAFE      VIT EQUITY  SMALL CAP   HIGH        DGPF
                      CLASS 2       CLASS 2     12B1          EQUITY INDEX  500 INDEX   INDEX       YIELD       DEVON
                      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT
   DECEMBER 31, 2000  $  35,574.00  $  698.00   $  11,031.00  $    791.00   $ 485,759   $  792.00   $5,576.00   $  765.00
Changes From
   Operations:
  - Net investment
   income (loss)            17,239      1,059             56           (4)     (1,958)       (144)        470           1
  - Net realized
   gain (loss) on
   investments                 324        (91)            26          (27)     (4,336)        455          (8)        (12)
  - Net change in
   unrealized
   appreciation or
   depreciation on
   investments             (13,109)    (1,366)         2,753         (190)    (30,694)     11,774        (996)        (58)
                      ------------  ---------   ------------  -----------   ---------   ---------   ---------   ---------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   OPERATIONS                4,454       (398)         2,835         (221)    (36,988)     12,085        (534)        (69)
--------------------
Change From Unit
   Transactions:
  - Participant
   purchases               117,122     16,972         20,053        1,516     153,898      85,743       4,755       1,002
  - Participant
   withdrawals             (13,839)    (1,861)        (1,439)        (338)    (60,729)    (17,796)       (704)       (137)
                      ------------  ---------   ------------  -----------   ---------   ---------   ---------   ---------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS       103,283     15,111         18,614        1,178      93,169      67,947       4,051         865
                      ------------  ---------   ------------  -----------   ---------   ---------   ---------   ---------
--------------------
TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS                  107,737     14,713         21,449          957      56,181      80,032       3,517         796
                      ------------  ---------   ------------  -----------   ---------   ---------   ---------   ---------
--------------------
NET ASSETS AT JUNE
   30, 2001           $    143,311  $  15,411   $     32,480  $     1,748   $ 541,940   $  80,824   $   9,093   $   1,561
                      ============  =========   ============  ===========   =========   =========   =========   =========
--------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                   FIDELITY
                                                                      FIDELITY      FIDELITY       VIP            FIDELITY
                      DGPF                    DGPF                    VIP           VIP            HIGH           VIP II
                      EMERGING    DGPF        SMALL CAP   DGPF        EQUITY-       GROWTH         INCOME         ASSET
                      MARKETS     REIT        VALUE       TREND       INCOME        SERVICE CLASS  SERVICE CLASS  MANAGER
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT
   DECEMBER 31, 2000  $  15,971   $  968.00   $  57,418   $ 186,686   $   329,653   $     710.00   $   1,775.00   $  91,571
Changes From
   Operations:
  - Net investment
   income (loss)              4         510         454        (892)       19,438          1,024            261       4,716
  - Net realized
   gain (loss) on
   investments             (513)         37       1,138      (3,147)          185         (3,863)          (180)       (925)
  - Net change in
   unrealized
   appreciation or
   depreciation on
   investments            2,691       2,022       4,263      10,821       (24,172)          (768)          (729)     (8,042)
                      ---------   ---------   ---------   ---------   ------------  ------------   ------------   ---------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   OPERATIONS             2,182       2,569       5,855       6,782        (4,549)        (3,607)          (648)     (4,251)
--------------------
Change From Unit
   Transactions:
  - Participant
   purchases             10,823      32,488      55,883     154,060        48,508         33,798         11,541      44,994
  - Participant
   withdrawals           (3,083)     (4,961)    (11,852)    (35,741)      (28,885)        (4,165)        (1,345)     (9,220)
                      ---------   ---------   ---------   ---------   ------------  ------------   ------------   ---------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS      7,740      27,527      44,031     118,319        19,623         29,633         10,196      35,774
                      ---------   ---------   ---------   ---------   ------------  ------------   ------------   ---------
--------------------
TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS                 9,922      30,096      49,886     125,101        15,074         26,026          9,548      31,523
                      ---------   ---------   ---------   ---------   ------------  ------------   ------------   ---------
--------------------
NET ASSETS AT JUNE
   30, 2001           $  25,893   $  31,064   $ 107,304   $ 311,787   $   344,727   $     26,736   $     11,323   $ 123,094
                      =========   =========   =========   =========   ============  ============   ============   =========
--------------------

                                                 FIDELITY                    JANUS        JANUS
                      FIDELITY       FIDELITY    VIP III        JANUS        ASPEN        ASPEN
                      VIP II         VIP II      GROWTH         ASPEN        SERIES       SERIES GLOBAL               LN
                      CONTRAFUND     INVESTMENT  OPPORTUNITIES  SERIES       WORLDWIDE    TECHNOLOGY     LN           CAPITAL
                      SERVICE CLASS  GRADE BOND  SERVICE CLASS  BALANCED     GROWTH       SERVICE CLASS  BOND         APPRECIATION
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT
   DECEMBER 31, 2000  $   8,073.00   $ 150,519   $   2,539.00   $ 20,095.00  $ 46,691.00  $  26,879.00   $ 22,425.00  $  1,113.00
Changes From
   Operations:
  - Net investment
   income (loss)               173       7,564            (24)        1,866          (86)          192           582          171
  - Net realized
   gain (loss) on
   investments                 283         620            (76)           74       (4,162)       (1,159)           21          (51)
  - Net change in
   unrealized
   appreciation or
   depreciation on
   investments               5,826      (3,422)          (356)         (399)      (9,712)      (14,409)          162         (333)
                      ------------   ---------   ------------   -----------  -----------  ------------   -----------  -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   OPERATIONS                6,282       4,762           (456)        1,541      (13,960)      (15,376)          765         (213)
--------------------
Change From Unit
   Transactions:
  - Participant
   purchases               245,681      52,931         12,072       182,876      136,840        58,959       242,410        1,345
  - Participant
   withdrawals             (48,112)    (17,285)        (2,156)      (28,437)     (22,773)       (7,239)      (37,187)        (227)
                      ------------   ---------   ------------   -----------  -----------  ------------   -----------  -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS       197,569      35,646          9,916       154,439      114,067        51,720       205,223        1,118
                      ------------   ---------   ------------   -----------  -----------  ------------   -----------  -----------
--------------------
TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS                  203,851      40,408          9,460       155,980      100,107        36,344       205,988          905
                      ------------   ---------   ------------   -----------  -----------  ------------   -----------  -----------
--------------------
NET ASSETS AT JUNE
   30, 2001           $    211,924   $ 190,927   $     11,999   $   176,075  $   146,798  $     63,223   $   228,413  $     2,018
                      ============   =========   ============   ===========  ===========  ============   ===========  ===========
--------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                   LN
                      LN           GLOBAL       LN          LN          MFS           MFS                     NB AMT
                      EQUITY-      ASSET        MONEY       SOCIAL      EMERGING      TOTAL       MFS         MID-CAP
                      INCOME       ALLOCATION   MARKET      AWARENESS   GROWTH        RETURN      UTILITIES   GROWTH
                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT
   DECEMBER 31, 2000  $  943.00    $  826.00    $1,555,423  $ 761.00    $   383,446   $  42,781   $ 252,833   $ 16,517.00
Changes From
   Operations:
  - Net investment
   income (loss)            215          189        27,373     1,087         23,376       4,083      34,029          (290)
  - Net realized
   gain (loss) on
   investments                1          (13)           --       (61)       (12,000)        418      (3,221)          149
  - Net change in
   unrealized
   appreciation or
   depreciation on
   investments             (317)        (204)           --    (1,051)      (107,693)     (4,560)    (64,080)       16,681
                      -----------  -----------  ----------  ----------  ------------  ---------   ---------   -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   OPERATIONS              (101)         (28)       27,373       (25)       (96,317)        (59)    (33,272)       16,540
--------------------
Change From Unit
   Transactions:
  - Participant
   purchases              5,016        1,860     1,292,016     6,973        169,870      72,731     123,009       145,614
  - Participant
   withdrawals             (523)        (202)   (1,308,511)     (598)       (44,221)    (13,566)    (35,490)      (31,411)
                      -----------  -----------  ----------  ----------  ------------  ---------   ---------   -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS      4,493        1,658       (16,495)    6,375        125,649      59,165      87,519       114,203
                      -----------  -----------  ----------  ----------  ------------  ---------   ---------   -----------
--------------------
TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS                 4,392        1,630        10,878     6,350         29,332      59,106      54,247       130,743
                      -----------  -----------  ----------  ----------  ------------  ---------   ---------   -----------
--------------------
NET ASSETS AT JUNE
   30, 2001           $   5,335    $   2,456    $1,566,301  $  7,111    $   412,778   $ 101,887   $ 307,080   $   147,260
                      ===========  ===========  ==========  ==========  ============  =========   =========   ===========
--------------------

                                                                                        FTVIPT                     FTVIPT
                                 OCC                         FTVIPT      FTVIPT         TEMPLETON      FTVIPT      TEMPLETON
                                 ACCUMULATION  OCC           TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                     NB AMT      GLOBAL        ACCUMULATION  ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                     PARTNERS    EQUITY        MANAGED       STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT
   DECEMBER 31, 2000 $  848.00   $ 81,805      $    54,937   $  20,164   $    168,266   $  11,463.00   $  51,014   $ 10,714.00
Changes From
   Operations:
  - Net investment
   income (loss)           461        508              969       2,106         45,543          6,489      11,842         5,037
  - Net realized
   gain (loss) on
   investments             (47)      (891)             422        (139)        (1,479)           (65)        136           (10)
  - Net change in
   unrealized
   appreciation or
   depreciation on
   investments            (945)    (6,389)          (1,426)     (3,296)       (59,726)        (8,294)    (12,194)       (5,230)
                     ---------   ------------  -----------   ---------   ------------   ------------   ---------   -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   OPERATIONS             (531)    (6,772)             (35)     (1,329)       (15,662)        (1,870)       (216)         (203)
--------------------
Change From Unit
   Transactions:
  - Participant
   purchases            33,477     25,521            2,090       6,467         53,546         21,697      18,933        18,257
  - Participant
   withdrawals          (2,643)   (14,899)          (6,835)     (2,449)       (20,219)        (1,830)     (5,331)       (1,109)
                     ---------   ------------  -----------   ---------   ------------   ------------   ---------   -----------
--------------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS    30,834     10,622           (4,745)      4,018         33,327         19,867      13,602        17,148
                     ---------   ------------  -----------   ---------   ------------   ------------   ---------   -----------
--------------------
TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS               30,303      3,850           (4,780)      2,689         17,665         17,997      13,386        16,945
                     ---------   ------------  -----------   ---------   ------------   ------------   ---------   -----------
--------------------
NET ASSETS AT JUNE
   30, 2001          $  31,151   $ 85,655      $    50,157   $  22,853   $    185,931   $     29,460   $  64,400   $    27,659
                     =========   ============  ===========   =========   ============   ============   =========   ===========
--------------------

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of LNY. The Variable Account consists of three products that are listed below:

     -  VUL I

     -  VUL-CV

     -  VUL-DB

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts. These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                          (JUNE 30, 2001 - UNAUDITED)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS -- STATUTORY BASIS (UNAUDITED)

                                                              JUNE 30          JUNE 30
                                                              2001             2000
                                                              --------------   --------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $1,547,346,060   $1,497,352,170
------------------------------------------------------------
Common stocks                                                             --           92,332
------------------------------------------------------------
Mortgage loans on real estate                                    186,319,848      196,040,358
------------------------------------------------------------
Policy loans                                                     176,735,837      179,122,248
------------------------------------------------------------
Other investments                                                    291,826          366,226
------------------------------------------------------------
Receivable for securities                                                 --        2,307,817
------------------------------------------------------------
Cash and short-term investments                                   26,940,070       36,364,948
------------------------------------------------------------  --------------   --------------
Total cash and investments                                     1,937,633,641    1,911,646,099
------------------------------------------------------------
Premiums and fees in course of collection                          4,908,504        4,325,887
------------------------------------------------------------
Accrued investment income                                         31,204,637       30,844,858
------------------------------------------------------------
Reinsurance recoverable                                               52,896          356,902
------------------------------------------------------------
Other admitted assets                                              2,043,926        4,192,555
------------------------------------------------------------
Separate account assets                                          331,666,933      343,262,137
------------------------------------------------------------  --------------   --------------
Total admitted assets                                         $2,307,510,537   $2,294,628,438
------------------------------------------------------------  ==============   ==============

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $1,737,025,608   $1,746,379,553
------------------------------------------------------------
Other policyholder funds                                           5,712,698       30,700,431
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee        4,863,439        6,468,640
------------------------------------------------------------
Asset valuation reserve                                            9,537,940       10,849,760
------------------------------------------------------------
Interest maintenance reserve                                              --       (1,181,666)
------------------------------------------------------------
Payable for securities                                            21,897,782               --
------------------------------------------------------------
Other liabilities                                                 24,496,357       18,435,856
------------------------------------------------------------
Net transfers due from separate accounts                         (13,659,884)      (6,212,917)
------------------------------------------------------------
Separate account liabilities                                     331,229,833      343,262,137
------------------------------------------------------------  --------------   --------------
Total liabilities                                              2,121,103,773    2,148,701,794
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $100 par value:
  Authorized, issued and outstanding -- 2,000 shares
  (owned by the Lincoln National Life Insurance Company)           2,000,000        2,000,000
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation                         --               --
------------------------------------------------------------
Paid-in surplus                                                  384,128,481      384,128,481
------------------------------------------------------------
Unassigned surplus -- deficit                                   (199,721,717)    (240,201,837)
------------------------------------------------------------  --------------   --------------
Total capital and surplus                                        186,406,764      145,926,644
------------------------------------------------------------  --------------   --------------
Total liabilities and capital and surplus                     $2,307,510,537   $2,294,628,438
------------------------------------------------------------  ==============   ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE 30
                                                              2001             2000
                                                              --------------   --------------
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations for life and accident
and health policies and contracts                              $116,639,815     $125,706,415
------------------------------------------------------------
Net investment income                                            66,972,696       64,839,702
------------------------------------------------------------
Amortization of the interest maintenance reserve                    (94,985)        (623,219)
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded             494,977        2,566,041
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      2,787,637        2,293,514
------------------------------------------------------------
Other income                                                      3,260,451        2,711,376
------------------------------------------------------------   ------------     ------------
Total revenues                                                  190,060,591      197,493,829
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                109,998,746      136,865,280
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses          51,808,358       33,696,310
------------------------------------------------------------   ------------     ------------
Total benefits and expenses                                     161,807,104      170,561,590
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      28,253,487       26,932,239
------------------------------------------------------------
Dividends to policyholders                                        2,491,926        2,391,214
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 25,761,561       24,541,025
------------------------------------------------------------
Federal income taxes                                                526,676          749,440
------------------------------------------------------------   ------------     ------------
Gain (loss) from operations before net realized gain on
investments                                                      25,234,885       23,791,585
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                              (5,099,513)        (447,123)
------------------------------------------------------------   ------------     ------------
Net income                                                     $ 20,135,372     $ 23,344,462
------------------------------------------------------------   ============     ============

See accompanying notes.                                                      C-3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE
                                                              30
                                                              2001                2000
                                                              -----------------   -----------------
CAPITAL AND SURPLUS AT BEGINNING OF PERIOD                    $     168,619,160   $     132,393,566
------------------------------------------------------------
CAPITAL AND SURPLUS INCREASE (DECREASE):
------------------------------------------------------------
Net income                                                           20,135,372          23,344,462
------------------------------------------------------------
Change in net unrealized capital gains or (losses)                     (868,598)         (1,167,365)
------------------------------------------------------------
Nonadmitted assets                                                     (147,413)         (3,317,229)
------------------------------------------------------------
Change in surplus as a result of reinsurance                           (256,345)         (2,361,532)
------------------------------------------------------------
Asset valuation reserve                                                 766,806          (2,965,258)
------------------------------------------------------------
Cummulative effect of change in accounting principles                (1,842,218)                 --
------------------------------------------------------------  -----------------   -----------------
Capital and surplus at end of period                          $     186,406,764   $     145,926,644
------------------------------------------------------------  =================   =================

See accompanying notes.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD ENDED JUNE 30
                                                              2001             2000
                                                              --------------   --------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 119,106,729    $  89,739,681
------------------------------------------------------------
Investment income received                                       66,915,752       63,292,093
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      2,787,637               --
------------------------------------------------------------
Benefits paid                                                  (150,205,869)    (128,660,411)
------------------------------------------------------------
Insurance expenses paid                                         (52,607,851)     (34,386,580)
------------------------------------------------------------
Federal income taxes recovered (paid)                              (755,193)        (934,136)
------------------------------------------------------------
Dividends to policyholders                                       (2,586,216)      (2,423,494)
------------------------------------------------------------
Other income received and expenses paid, net                     14,872,494       21,935,353
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) operating activities              (2,472,517)       8,562,506
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      122,306,701      112,375,511
------------------------------------------------------------
Purchase of investments                                        (143,029,549)    (129,766,059)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             2,208,139       (1,685,099)
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) investing activities             (18,514,709)     (19,075,647)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                          --       (2,361,532)
------------------------------------------------------------
Other                                                             1,237,040       19,772,354
------------------------------------------------------------  -------------    -------------
Net cash provided by (used in) financing activities               1,237,040       17,410,822
------------------------------------------------------------  -------------    -------------

Net increase (decrease) in cash and short-term investments      (19,750,186)       6,897,681
------------------------------------------------------------
Cash and short-term investments at beginning of period           46,690,256       29,467,267
------------------------------------------------------------  -------------    -------------
Cash and short-term investments at end of period              $  26,940,070    $  36,364,948
------------------------------------------------------------  =============    =============

See accompanying notes.                                                      C-5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS (UNAUDITED)

1. BASIS OF PRESENTATION

--------------------------------------------------------------------------------

The accompanying financial statements of Lincoln Life & Annuity Company of New York have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that New York State law differs and they do not contain complete notes.

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law. The company's financial statements were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001 (NAIC SAP) except they do not contain complete notes. However, the state of New York has certain prescribed accounting practices that differ from those found in NAIC SAP. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Specifically relating to the Lincoln Life & Annuity Company of New York, deferred income tax assets and liabilities are not included in the company's balance sheet per New York Insurance Law. According to the NAIC SAP, these amounts should be included. If the deferred tax assets were included as of January 1, 2001, admitted assets and statutory surplus would have been increased by approximately $30,557,000. As of June 30, 2001, admitted deferred tax assets and statutory surplus would have increased by $21,588,176.

Disclosure for Insurers Upon Initial Implementation of Codification: Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $1,842,218 as of January 1, 2001.

These financial statements are unaudited and include all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results, in accordance with the accounting basis described above. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001.

                                  PROSPECTUS 1

                  Incorporated by reference to Pre-Effective
                  Amendment No. 1 to Registration Statement on
                  Form S-6 (File No. 333-52194) filed on
                  May 4, 2001.

                          SUPPLEMENT FOR PROSPECTUS 2

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                       SUPPLEMENT DATED NOVEMBER 13, 2001
                   TO THE PROSPECTUSES DATED OCTOBER 1, 2001
                         WHICH DESCRIBES LINCOLN VULDB

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices To Be Made":

You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may have tax consequences to you. See page 33.

2. The following is added to the HIGHLIGHTS section, on page 5, "Charges and Fees" sub-section immediately after the paragraph beginning "Surrender Charges...":

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal. Upon issue, there is a one-time administrative charge of not more than $250 for this Rider. See page 33.

3. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 24.

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

4. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 29:

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 33.

5. The following is added to the end of the "Riders" sub-section of OTHER POLICY PROVISIONS on page 33.

ESTATE TAX REPEAL RIDER

This Rider, if desired, must be selected at the time of application. It may be added to existing Policies subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of
1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of:

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

    If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

6. The following replaces the final paragraph under the EXPERTS section on page 41.

Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

7. The following sentence is added to the introductory disclosure for the Prospectus APPENDIX 4 entitled, ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS:

The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.

                                  PROSPECTUS 2

                  Incorporated by reference to Post-Effective
                  Amendment No. 1 to Registration Statement on
                  Form S-6 (File No. 333-52194) filed on
                  September 18, 2001.

                                    PART II

                        FEES AND CHARGES REPRESENTATION

    Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                  UNDERTAKING

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

           Please refer to Article VII of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No.2 to the Registration Statement comprises the following papers and documents:



       The facing sheet;
       The cross reference sheet;
       Prospectus One consisting of 85 pages (and is incorporated by reference) and
       Prospectus Two consisting of 119 pages.
       Supplement for Prospectus 1 consisting of 22 pages
       Supplement for Prospectus 2 consisting of 2 pages.
       The fees and charges representation;
       The undertaking to file reports;
       Statements regarding indemnification;
       The signatures
       Power of Attorney
       Consents of:
           Robert A. Picarello, Esquire
           Vaughn W. Robbins, FSA
           Ernst & Young LLP, Independent Auditors


    1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
        (1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account. (2)

        (2) Not applicable.
        (3) (a) Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors Corporation and Lincoln Life & Annuity Company of New York. (4)
            (b) Selling Group Agreement. (4)
            (c) Commission Schedule for Variable Life Policies. (5)
        (4) Not applicable.
        (5) (a)  Forms of Policy and Application.
                (1) Policy Form LN 680 NY. (6)
                (2) Application B 10399 NY. (5)
            (b) Riders. LR 434 NY LNY and LR 435 NY LNY. (3)
            (c) Death Benefit Option 3 - Policy Form B 10424 NY (7)
            (d) Accounting Value Rider - Policy Form LR 500 NY (7)
            (e) Change of Insured Rider - Policy Form LR 496 NY (7)

            (f)  Estate Tax Repeal Rider - Policy Form LR511 NY

        (6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York. (1)
            (b) Bylaws of Lincoln Life & Annuity Company of New York. (1)
        (7) Not applicable.
        (8) Fund Participation Agreements and Amendments thereto:

           Agreements between Lincoln Life & Annuity Company of New York and:

            (a) AIM Variable Insurance Funds.(8)
            (b) Alliance Variable Products Series Fund, Inc.(9)
            (c) American Funds Insurance Series(8)
            (d) Baron Capital Funds Trust.(8)
            (e) BT Insurance Funds Trust.(8)
            (f)  Delaware Group Premium Fund, Inc.(8)
            (g) Fidelity Variable Insurance Products Fund.(8)
            (h) Franklin Templeton Variable Products Series Fund.(8)
            (i)  Janus Aspen Series.(8)
            (j)  Lincoln National Funds.(8)
            (k) MFS-Registered Trademark- Variable Insurance Trust.(8)
            (l)  Neuberger & Berman Advisers Management Trust.(8)
            (m) Form of Putnam Variable Trust.
        (9) Not applicable.
        (10) See Exhibit 1(5).
    2.  See Exhibit 1(5).

    3.  Opinion and Consent of Robert A. Picarello, Esq.

    4.  Not applicable.
    5.  Not applicable.
    6.  Opinion and consent of Vaughn W. Robbins, FSA
    7.  Consent of Ernst & Young LLP, Independent Auditors.
    8.  Not applicable.
------------------------
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2, 1998.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-42507) filed on July 28, 2000.

(6) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-52194) filed on December 19, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-52194).

(9) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 18, 2001.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M (File No. 333-52194), has caused this Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 13th day of November, 2001. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                        Lincoln Life & Annuity Flexible Premium
                                          Variable Life Account M
                                          (Registrant)

                                        By           /s/ GARY W. PARKER
                                          --------------------------------------
                                           Gary W. Parker
                                          SECOND VICE PRESIDENT AND DIRECTOR OF
                                          LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                           YORK

                                           Lincoln Life & Annuity Company of New
                                           York
                                          (Depositor)

                                        By           /s/ GARY W. PARKER
                                          --------------------------------------
                                                      Gary W. Parker
                                            SECOND VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-52194) has been signed below on November 13, 2001, by the following persons, as officers and directors of the Depositor, in the capacities indicated:


                    SIGNATURE                                 TITLE
                    ---------                                 -----
              /s/ LORRY J. STENSRUD*                President and Director
   -------------------------------------------       (Principal Executive
                Lorry J. Stensrud                    Officer)

                                                    Second Vice President and
                /s/ JANET CHRZAN*                    Chief Financial Officer
   -------------------------------------------       (Principal Financial
                   Janet Chrzan                      Officer and Principal
                                                     Accounting Officer)

                /s/ JOHN H. GOTTA*                  Second Vice President,
   -------------------------------------------       Assistant Secretary, and
                  John H. Gotta                      Director

               /s/ GARY W. PARKER*
   -------------------------------------------      Second Vice President and
                  Gary W. Parker                     Director

             /s/ J. PATRICK BARRETT*
   -------------------------------------------      Director
                J. Patrick Barrett

               /s/ ROBERT D. BOND*
   -------------------------------------------      Director
                  Robert D. Bond

                /s/ JON A. BOSCIA*
   -------------------------------------------      Director
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK*
   -------------------------------------------      Director
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN*
   -------------------------------------------      Director
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA*
   -------------------------------------------      Director
                Louis G. Marcoccia

              /s/ JOHN M. PIETRUSKI*
   -------------------------------------------      Director
                John M. Pietruski

                /s/ RON J. PONDER*
   -------------------------------------------      Director
                  Ron J. Ponder

             /s/ LAWRENCE T. ROWLAND*
   -------------------------------------------      Director
               Lawrence T. Rowland

             /s/ RICHARD C. VAUGHAN*
   -------------------------------------------      Director
                Richard C. Vaughan


*By: /s/ GARY W. PARKER
    ----------------------------------
    Gary W. Parker, pursuant to a
Power of Attorney filed with this
    Post-Effective Amendment No. 2 to
    the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

                    WITNESS our hands and common seal on this 3rd day of August 2001.

              SIGNATURE                        TITLE
              ---------                        -----
                                        Second Vice
          /s/ JOHN H. GOTTA              President,
--------------------------------------   Assistant
            John H. Gotta                Secretary, and
                                         Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

                    WITNESS our hands and common seal on this 9th day of August 2001.

                 SIGNATURE                                TITLE
                 ---------                                -----
           /s/ LORRY J. STENSRUD                President and Director
          ------------------------               (Principal Executive
             Lorry J. Stensrud                   Officer)

                                                Second Vice President and
              /s/ JANET CHRZAN                   Chief Financial Officer
          ------------------------               (Principal Financial
                Janet Chrzan                     Officer and Principal
                                                 Accounting Officer)

             /s/ GARY W. PARKER
          ------------------------              Second Vice President and
               Gary W. Parker                    Director

           /s/ J. PATRICK BARRETT
          ------------------------              Director
             J. Patrick Barrett

             /s/ ROBERT D. BOND
          ------------------------              Director
               Robert D. Bond

              s/ JON A. BOSCIA
          ------------------------              Director
               Jon A. Boscia

             /s/ BARBARA STEURY
                 KOWALCZYK
          ------------------------              Director
          Barbara Steury Kowalczyk

           /s/ MARGUERITE LEANNE
                  LACHMAN
          ------------------------              Director
             Marguerite Leanne
                  Lachman

           /s/ LOUIS G. MARCOCCIA
          ------------------------              Director
             Louis G. Marcoccia

           /s/ JOHN M. PIETRUSKI
          ------------------------              Director
             John M. Pietruski

             /s/ RON J. PONDER
          ------------------------              Director
               Ron J. Ponder

          /s/ LAWRENCE T. ROWLAND
          ------------------------              Director
            Lawrence T. Rowland

           /s/ RICHARD C. VAUGHAN
          ------------------------              Director
             Richard C. Vaughan

FOR ROBERT D. BOND

             STATE OF INDIANA                    SS:  Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ BRENDA S. HENLINE                  Notary Public
     -----------------------------------------        Commission Expires 2/16/07
                 Brenda S. Henline

FOR JANET CHRZAN

             STATE OF INDIANA                    SS:  Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ TINA M. DRZEWIECKI                 Notary Public
     -----------------------------------------        Commission Expires 12/20/08
                 Tina M. Drzewiecki

FOR LAWRENCE T. ROWLAND

             STATE OF INDIANA                    SS:  Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ KAREN S. BURTNETTE                 Notary Public
     -----------------------------------------        Commission Expires 3/24/08
                 Karen S. Burtnette

FOR RON J. PONDER

           STATE OF NEW JERSEY                   SS:  Subscribed and sworn to before me this
             COUNTY OF MORRIS                         9th day of August 2001

                 /s/ BARBARA WELSH                    Notary Public
     -----------------------------------------        Commission Expires 3/5/02
                   Barbara Welsh